Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related-Party Transactions
Related-Party Transactions

10. Related-Party Transactions

Penn Agreement

As part of the Penn Agreement, Penn was issued shares of the Company’s common stock in 2018. Research and development expenses with Penn during the three months ended September 30, 2020 and 2019 were $5.4 million and $9.2 million, respectively. Research and development expenses with Penn during the nine months ended September 30, 2020 and 2019 were $23.3 million and $18.8 million, respectively. The Company made $19.3 million in cash payments to Penn during the nine months ended September 30, 2020, and had a prepaid research and development asset of $9.9 million and $5.7 million as of September 30, 2020 and December 31, 2019, respectively, in the accompanying balance sheets.

Consulting Agreement

James M. Wilson, M.D., Ph.D., an employee of Penn and one of the co-founders of the Company who was issued shares of the Company’s common stock in 2018, serves as the Company’s chief scientific advisor pursuant to a consulting agreement. The Company recognized $31,000 and $93,000 of expense related to these services during the three and nine months ended September 30, 2020, including $6,000 and $18,000, respectively, of share‑based compensation expense.

11. Related party transactions

Penn agreement

Penn is a stockholder of the Company. Research and development expenses, including $3.4 million and $0.5 million in acquired in-process research and development associated with Penn during the years ended December 31, 2018 and 2019 were $12.5 million and $26.3 million, respectively. The Company made $20.4 million and $23.6 million in cash payments to Penn during 2018 and 2019, respectively, and had a prepaid research and development asset of $8.4 million and $5.7 million as of December 31, 2018 and 2019, respectively, in the accompanying balance sheets.

Consulting agreement

In January 2019, the Company entered into a consulting agreement with James M. Wilson, M.D., Ph.D., an employee at Penn and a stockholder of the Company, to serve as the Company’s chief scientific advisor. The Company recognized $0.1 million in expense related to these services during the year ended December 31, 2019, including $25,000 of share-based compensation expense.